UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: February 28, 2009

Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

Ascentia Alternative Strategies Fund

(Symbol: AASFX)

August 31, 2008

Investment Adviser

Ascentia Capital Partners, LLC

5470 Kietzke Lane, Suite 230

Reno, NV 89511

www.ascentiafunds.com

Dear Shareholders:

Since the launch of the Ascentia Alternative Strategies Fund (AASFX or “the Fund”) on March 3, 2008, the investment environment has been challenging.

Performance Review

The S&P500 Stock Market Index returned -2.63% for the six month period from the Fund’s inception on March 3, 2008, through August 31, 2008. During this time, volatility rose due to investor concerns relating to the broadening Credit Crisis and the potential negative effects on economic growth. Volatility, typically measured by annualized standard deviation and considered a primary measure of risk, was 15.4% for the period. Another risk measure known as ‘drawdown’ is the measure of a loss of capital, from peak to trough. The S&P500 Index had a drawdown of -9.2% for the period. While a difficult market, the Fund returned +1.00% for this same six month period ending August 31, 2008. On the risk side, the Fund had an annualized standard deviation of 2.2% and a drawdown of only -1.5% for the same timeframe. For the most recent three month period ending August 31, 2008, the Fund returned -1.20% vs. the S&P500 Index return of -7.89%.

The favorable return and risk performance of the Fund was a function of our investment management process. Our process is two fold: allocate the Fund’s assets among alternative investments strategies that have low correlations to stock and bond markets (and to each other); and secondarily deploy risk management in the form of active exposure management when our models and experience indicate. The Fund had assets allocated to four strategies at the end of August: Global Macro, Long/Short Equity, Commodity Index Alpha and International. The combination of these strategies resulted in moderate net equity and commodity exposure. As the Credit Crisis developed and global equity markets continued to decline, we executed hedge overlays in equity and commodity indexes to hedge out the bulk of the Fund’s residual net exposure in our effort to preserve capital.

Investment Outlook

Our indicators continue to point to a cautious investment position. Half of these indicators are technical in nature and half are fundamental. While the fundamental indicators are more neutral with economic data mixed (60% bullish reading currently), the technical indicators are 100% bearish as market trends continue to be down and volatility continues to be high. Market trends, volatility, deflation, credit spreads, and investor sentiment will continue to be what we watch for in connection with changes to these indicators, our outlook, and our portfolio exposures.

The credit crisis that began with poorly underwritten mortgages, which has now wiped out many of the prominent Wall Street firms, is the result of the rampant use of leverage and over-pledged collateral. While we can debate whether the regulators or bankers are at fault, the fact remains that we are in the midst of an unprecedented period of un-leveraging. Much more capital is needed to stabilize the situation and restore confidence to the system. Unfortunately, as we have said before, the debt debacle is huge and will require much more time (and pain) to unwind. The derivative portion of the total debt is one of the main issues. Structured products such as Collateralized Debt Obligations (CDO) and Credit Default Swaps (CDS) were packaged by large brokerage firms with massive leverage. These firms received significant fees for these products and then pledged their balance sheets utilizing them as collateral. Now, the ‘obligation’ is the focus rather than the fees, the sum of which is staggering. Governments worldwide have been forced to pick up the tab, and are determined to stabilize the system with massive amounts of capital simply because there appears to be no other choice, other than allowing financial system failure. It appears that Warren Buffet’s description of leveraged derivatives as ‘financial weapons of mass destruction’ has come true.

With the markets down more than 20% (more than 30% for some indexes) from their highs, the active Federal Reserve and Treasury Department efforts, the media attention now focused on the Credit Crisis and related investor fear, the duration of the market decline, and the pending Presidential election, we believe much of the bad news is now priced into the markets and thus we expect a short-term bear market rally in the Fourth Quarter. However, as we state above, our longer-term outlook continues to be cautious as it will take time to fix these significant financial and economic issues.

We have recently changed the name of the Fund to the Alternative Strategies Mutual Fund in an effort to clearly describe the fund: 1) Alternative Investments (low correlation), 2) Strategies (multiple rather than a single), and 3) Mutual Fund (full transparency and daily pricing).

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund, are subject to change, and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risk and difference is accounting methods. The Fund invests in smaller companies which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities decrease in value when interest rates rise and this risk is greater for longer-term debt securities.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund’s strategies and potential for high turnover could affect the amount, timing and character of distributions.

The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Alternative investments may not be suitable for all investors.

The S&P500 is an unmanaged market-weighted index of 500 of the nation’s largest stocks from a variety of industries. The S&P500 represents about 80% of the total market value of all stocks on the New York Stock Exchange. Market-weighted means that component stocks are weighted according to the total value of their outstanding shares. You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

The Alternative Strategies Mutual Fund is distributed by Quasar Distributors, LLC. (10/08)

ASCENTIA ALTERNATIVE STRATEGIES FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/4/08 – 8/31/08).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Ascentia Alternative Strategies Fund
	Beginning Account Value 3/4/08	Ending Account Value 8/31/08	Expenses Paid During Period 3/4/08 – 8/31/08
Actual	$1,000.00	$1,010.00	$14.90

Hypothetical (5% return before expenses)	$1,000.00	$990.13	$14.75
*	Expenses are equal to the Fund’s annualized expense ratio of 2.99%, multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed income securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Adviser. The Fund’s allocation of portfolio assets as of August 31, 2008 is shown below.

Total Returns as of August 31, 2008

	Ascentia Alternative Strategies Fund	S&P 500 Index
Three Months	(1.20)%	(7.89)%

Since Inception (3/3/08)	1.00%	(2.63)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Investment Highlights (Continued)

(Unaudited)

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Schedule of Investments

August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 4.63%

Automobiles 0.27%
Tata Motors Ltd. — ADR	1,300	$12,818
Toyota Motor Corp. — ADR(a)	125	11,199

		24,017

Capital Markets 0.14%
Credit Suisse Group AG — ADR	275	12,755

Chemicals 0.13%
Syngenta AG — ADR	225	12,078

Commercial Banks 0.56%
Banco Bilbao Vizcaya Argentaria SA — ADR	600	10,098
Banco Latinoamericano de Exportaciones SA	900	16,290
Banco Santander SA — ADR	700	11,886
Bank of Montreal	275	12,006

		50,280

Construction & Engineering 0.10%
KHD Humboldt Wedag International Ltd.(a)	350	9,258

Diversified Financial Services 0.12%
ING Groep NV — ADR	350	10,903

Diversified Telecommunication Services 0.11%
Brasil Telecom Participacoes	150	9,800

Electric Utilities 0.27%
CPFL Energia SA — ADR	200	12,582
Korea Electric Power Corp. — ADR(a)	800	12,040

		24,622

Electronic Equipment, Instruments & Components 0.11%
Flextronics International Ltd.(a)	700	6,244
LG Display Co Ltd. — ADR(a)	275	3,388

		9,632

Food Products 0.38%
Cresud SACIF y A — ADR	500	5,500
Unilever NV — ADR	500	13,800
Zhongpin, Inc.(a)	1,200	14,988

		34,288

Health Care Equipment & Supplies 0.13%
Smith & Nephew PLC — ADR	200	12,016

Hotels, Restaurants & Leisure 0.11%
Carnival PLC — ADR	300	10,407

Household Durables 0.19%
Sony Corp. — ADR	250	9,550
Desarrolladora Homex SAB de CV — ADR(a)	150	7,597

		17,147

Industrial Conglomerates 0.15%
Siemens AG — ADR	125	13,600

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Schedule of Investments (continued)

August 31, 2008 (Unaudited)

	Shares	Value
Insurance 0.25%
AXA SA — ADR	350	$11,168
Sun Life Financial Inc.	300	11,511

		22,679

Metals & Mining 0.34%
Anglo American PLC — ADR	400	10,640
BHP Billiton Ltd. — ADR	150	10,577
Gold Fields Ltd. — ADR	1,000	9,100

		30,317

Oil, Gas & Consumable Fuels 0.36%
BP PLC — ADR	200	11,526
ENI SpA — ADR	150	9,757
Total SA — ADR	150	10,782

		32,065

Pharmaceuticals 0.28%
GlaxoSmithKline PLC — ADR	300	14,091
Novartis AG — ADR	200	11,128

		25,219

Real Estate Management & Development 0.10%
MI Developments, Inc.	400	8,728

Semiconductors and Semiconductor Equipment 0.12%
STMicroelectronics NV — ADR	800	10,488

Textiles, Apparel & Luxury Goods 0.08%
Gildan Activewear, Inc.(a)	300	7,011

Tobacco 0.13%
British American Tobacco PLC — ADR	175	11,900

Wireless Telecommunication Services 0.20%
America Movil SAB de CV — ADR	175	8,992
Turkcell Iletisim Hizmet AS — ADR	550	9,102

		18,094

TOTAL COMMON STOCKS (Cost $480,267)		417,304

INVESTMENT COMPANIES 58.29%
Consumer Staples Select Sector SPDR Fund	10,000	281,400
iShares Lehman Treasury Inflation Protected Securities Fund	3,700	393,532
iShares MSCI Brazil Index Fund	3,400	249,526
iShares Nasdaq Biotechnology Index Fund	5,800	498,220
iShares Russell 2000 Growth Index Fund	18,000	1,436,220
iShares S&P North American Natural Resources Sector Index Fund	4,200	180,012
Market Vectors Global Alternative Energy(a)	4,000	210,480
PowerShares DB Agriculture Fund	6,000	212,220
PowerShares DB US Dollar Index Bullish Fund	17,000	406,980
ProShares Short Dow30	6,300	416,619
ProShares UltraShort FTSE/Xinhua China 25	1,900	157,700
ProShares UltraShort MSCI EAFE	1,000	103,390
ProShares UltraShort MSCI Emerging Markets	3,800	353,552
ProShares UltraShort Russell1000 Value	600	54,528
ProShares UltraShort S&P500	1,800	117,198
SPDR Gold Trust(a)	2,200	179,762

TOTAL INVESTMENT COMPANIES (Cost $5,154,690)		5,251,339

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Schedule of Investments (continued)

August 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCK 0.12%
Aerospace & Defense 0.12%
Empresa Brasileira de Aeronautica SA — ADR	300	$10,185

TOTAL PREFERRED STOCK (Cost $12,404)		10,185

EXCHANGE TRADED NOTE 2.03%
PowerShares DB Commodity Double Short	7000	182,770

TOTAL EXCHANGE TRADED NOTE (Cost, $155,190)		182,770

	Principal Amount
SHORT TERM INVESTMENTS 26.63%
Fidelity Money Market Portfolio 4.920%(b)	2,398,914	2,398,914

TOTAL SHORT TERM INVESTMENTS (Cost $2,398,914)		2,398,914

Total Investments (Cost $8,201,465) 91.70%		8,260,512
Other Assets in Excess of Liabilities 8.30%		748,129

TOTAL NET ASSETS 100.00%		$9,008,641

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non Income Producing
(b)	Variable Rate Security; the rate shown represents the rate as of August 31, 2008.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,260,512	$—	$—	$8,260,512

Other Financial Instruments*	$(54,332)	$—	$—	$(54,332)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Schedule of Open Futures Contracts

August 31, 2008 (Unaudited)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation/ (Depreciation)
Cocoa	1	28,840	December-08	1,538
Cocoa	1	28,680	May-09	1,668
Coffee 'C'	1	54,656	December-08	2,154
Copper	1	84,675	December-08	(8,502)
Corn Future	1	29,250	December-08	(7,802)
Corn Future	1	30,813	May-09	2,104
Cotton #2	1	34,890	December-08	(6,292)
Cotton #2	1	37,190	March-09	(5,922)
Frozen Concentrated Orange Juice — A	1	17,378	January-09	(970)
Frozen Concentrated Orange Juice — A	2	35,865	March-09	3,078
Frozen Concentrated Orange Juice — A	1	18,488	May-09	1,528
Lean Hogs	1	27,820	December-08	(2,624)
Lean Hogs	1	30,380	February-09	(2,384)
Live Cattle	1	42,560	December-08	(333)
Live Cattle	1	42,690	March-09	(2,513)
Mini Corn	1	5,850	December-08	(233)
Mini Crude Oil	1	58,155	December-08	(1,647)
Mini Gold	2	55,444	December-08	(3,064)
Natural Gas	1	90,380	February-09	(5,622)
Platinum	1	74,990	January-09	(2,812)
Silver	1	68,535	December-08	(15,567)
Soybean	1	67,688	March-09	4,098
Sugar #11	2	33,085	May-09	(565)
Sugar #11	2	32,614	March-09	2,750
Wheat	1	40,063	December-08	(5,790)
Wheat	1	41,975	May-09	(890)

Total Futures Contracts Purchased		$1,112,954		$(54,614)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation/ (Depreciation)
Mini Wheat	2	16,025	December-08	282

Total Futures Contracts Written		$16,025		$282

ASCENTIA ALTERNATIVE STRATEGIES FUND

Statement of Assets and Liabilities

August 31, 2008 (Unaudited)
ASSETS
Investments, at value (cost $8,201,465)	$8,260,512
Cash	4,714
Dividends and interest receivable	7,966
Deposit for futures	492,614
Receivable for investments sold	259,660
Receivable for Fund shares issued	17,207
Other assets	17,843

Total Assets	9,060,516

Liabilities
Payable to Advisor	8,412
Payable to Affiliates	23,419
Accrued expenses and other liabilities	20,044

Total Liabilities	51,875

Net Assets	$9,008,641

Net Assets Consist Of:
Paid-in capital	$9,043,536
Accumulated net investment loss	(46,188)
Accumulated net realized gain	6,578
Net unrealized appreciation (depreciation) on:
Investments	59,047
Futures	(54,332)

Net Assets	$9,008,641

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	686,313

Net asset value and offering price per share	$13.13

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Statement of Operations

For the Period Ended August 31, 2008(1)
Investment Income
Interest income	$39,379
Dividend income(2)	17,606

Total Investment Income	56,985

Expenses
Advisory fees	67,287
Transfer agent fees and expenses	14,895
Administration fees	14,401
Audit and tax fees	13,678
Fund accounting fees	13,673
Federal and state registration fees	6,843
Legal fees	4,850
Custody fees	4,091
Chief Compliance Officer fees and expenses	2,998
Reports to shareholders	2,534
Trustees’ fees and related expenses	746
Other expenses	576

Total Expenses	146,572
Less waivers and reimbursement by Advisor	(43,399)

Net Expenses	103,173

Net Investment Loss	(46,188)

Realized and Unrealized Gain (loss) On Investments
Net realized gain (loss) from:
Investments	59,641
Futures	(53,063)
Change in net unrealized appreciation/depreciation on:
Investments	59,047
Futures	(54,332)

Net Realized and Unrealized Gain on Investments	11,293

Net Decrease in Net Assets from Operations	$(34,895)

(1)	The Fund commenced operations on March 3, 2008
(2)	Net of $399 in withholding tax.

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Statements of Changes in Net Assets

Period Ended August 31, 2008(1)
From Operations
Net investment loss	$(46,188)
Net realized gain (loss) from:
Investments	59,641
Futures	(53,063)
Change in net unrealized appreciation (depreciation) on:
Investments	59,047
Futures	(54,332)

Net decrease in net assets from operations	(34,895)

From Capital Share Transactions
Proceeds from shares sold	9,294,364
Payments for shares redeemed	(250,828)

Net increase in net assets from capital share transactions	9,043,536

Total increase in Net Assets	9,008,641

Net Assets:
Beginning of period	—

End of period	$9,008,641

(1)	The Fund commenced operations on March 3, 2008.

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended August 31, 2008(1) (Unaudited)
Net Asset Value, Beginning of Period	$13.00

Income (loss) from investment operations:
Net investment loss	(0.07)
Net realized and unrealized gain on investments	0.20

Total from Investment Operations	0.13

Net Asset Value, End of Period	$13.13

Total Return(2)	1.00%

Supplemental Data and Ratios:
Net assets at end of period (000's)	$9,009

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	4.26%
After waiver and expense reimbursement(3)	2.99%

Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(3)	(2.60)%
After waiver and expense reimbursement(3)	(1.33)%

Portfolio turnover rate(2)	133.20%

(1)	Fund commenced operations on March 3, 2008.
(2)	Not annualized for periods less than a full year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Notes to Financial Statements

August 31, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Ascentia Alternative Strategies Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 3, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price or NOCP may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

(b)	Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer

ASCENTIA ALTERNATIVE STRATEGIES FUND

Notes to Financial Statements, continued

August 31, 2008

(Unaudited)

through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the quoted bid price. If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

(e)	Futures Note

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral

ASCENTIA ALTERNATIVE STRATEGIES FUND

Notes to Financial Statements, continued

August 31, 2008

(Unaudited)

for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(f)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(g)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(j)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(l)	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and

ASCENTIA ALTERNATIVE STRATEGIES FUND

Notes to Financial Statements, continued

August 31, 2008

(Unaudited)

establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2008, the Fund adopted FAS 157. The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset values.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.99% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended August 31, 2008, expenses of $43,399 incurred by the Fund were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$43,399

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and various sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisors based on each Fund’s average daily net assets.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Notes to Financial Statements, continued

August 31, 2008

(Unaudited)

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended August 31, 2008(1)
Shares Sold	705,323
Shares Redeemed	(19,010)

Net Increase	686,313

(1)	Fund commenced operations on March 3, 2008.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2008, were $10,266,592 and $4,523,683, respectively. There were no purchases or sales of U.S. government securities for the Fund.

BASIS FOR TRUSTEES APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on September 20, 2007 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Ascentia Alternative Strategies Fund (the “Fund”), a series of the Trust, and Ascentia Capital Partners, LLC, the Fund’s investment adviser (the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Adviser and the following sub-advisers (referred to collectively as the “Sub-Advisers”) for the Fund.

•	Adagio Capital Management, LLC;

•	Research Affiliates, LLC;

•	REX Capital Advisors, LLC; and

•	Sage Capital Management, LLC.

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement and the Sub-Advisory Agreements, detailed comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information (see “Discussion of Factors Considered Regarding the Sub-Advisory Agreements,” below, for a description of materials relating to the Sub-Advisors provided to the Trustees). Senior members of the Adviser’s management, including Mr. Robert Jorgensen and Mr. Steve McCarty, had attended a prior meeting of the Trustees held on April 19, 2007 and had provided information concerning the Fund’s investment strategies and the Adviser’s history, assets under management, operations and staff. Mr. Jorgensen also joined the meeting held on September 20, 2007, to respond to certain questions regarding the Adviser as well as questions relating to the services to be provided by one of the Sub-Advisers. The Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. The Trustees noted that the Fund’s commencement of operations would be deferred pending successful completion of an initial subscription period. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement and each of the Sub-Advisory Agreements for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE AGREEMENT

In considering the Agreement and reaching its conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund under a “manager of managers” structure, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees discussed the fact that the Adviser had chosen the Fund’s investment strategy and had selected the Sub-Advisers to make the day-to-day investment decisions for the Fund. In addition, the Trustees noted that each of the Sub-Advisers would be subject to continuous review and ongoing oversight by the Adviser’s compliance staff, and their hiring, termination or replacement would be based on the Adviser’s recommendations, subject to the approval of the Trustees. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and were assured that they were compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and to manage the Fund under a “manager of managers” structure, and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted presentations to them by Messrs. Jorgensen and McCarty on April 19, 2007, during which they provided information concerning the process the Adviser intended to utilize in managing the Fund and allocating and reallocating assets among the Sub-Advisers consistent with the Fund’s investment objective and strategies. The Trustees reviewed with Messrs. Jorgensen and McCarty the research tools that the Adviser would apply to the selection and monitoring of the Sub-Advisers. The Trustees considered the Adviser’s role in assessing each Sub-Adviser’s investment style and historical performance and in allocating the Fund’s assets to a Sub-Adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other Sub-Advisers for the Fund. As described in greater detail under “Discussion of Factors Considered Regarding the Sub-Advisory Agreements,” the Trustees reviewed the prior performance of the Sub-Advisers using strategies similar to those that they would employ in managing those portions of the Fund’s portfolio allocated to them by the Adviser. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Jorgensen and Mr. Peter Lowden, as set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information. After considering all of the information, the Trustees concluded that the Adviser had the necessary expertise and resources to select and manage qualified Sub-Advisers to provide investment advisory services to the Fund in accordance with the Fund’s investment objective and strategies. The Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Fund relative to its peer group of long/short equity funds based on the Lipper fee analysis provided to the Trustees. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement. The Trustees noted that the contractual advisory fees of 1.95% for the Fund was above the industry average of 1.153% for the Fund’s peer group. The Trustees also noted that the projected total expense ratio of 2.99% (pursuant to an expense cap agreement with the Adviser) for the Fund was also above the industry average of 2.01% for the Fund’s peer group, but the Trustees were also provided with information confirming that there were no other funds in the Fund’s long/short equity fund peer group that were managed under a “manager of managers” structure. The Trustees concluded that the advisory fees and expense cap for the Fund were reasonable in light of the Fund’s “manager of managers” structure because the Adviser would be responsible for the sub-advisory fees payable to the Sub-Advisers out of the Adviser’s contractual advisory fee paid to it by the Fund. In light of the uncertainty of the Fund’s expenses during its initial years of operation, the Adviser agreed, at the Trustees’ request, to cap the Fund’s total expenses for an initial period of three years. In addition, the Trustees considered that the Adviser was currently responsible for monitoring four different Sub-Advisers for the Fund. In so doing, the Adviser had committed substantial financial and other resources to the management of the Fund utilizing a “manager of managers” structure. Based on these factors, the Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information, the Fund’s use of a “manager of managers” structure under which the Adviser will pay the sub-advisory fees to the Sub-advisers out of its advisory fee and the Adviser’s investment expertise. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROW.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with the Fund’s shareholders). The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and facilitating the management of the portfolios of certain of the Adviser’s other clients, appear to be reasonable, and in many cases may benefit the Fund.

6.	CONCLUSIONS WITH RESPECT TO THE AGREEMENT.

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE SUB-ADVISORY AGREEMENTS.

The Trustees, with the assistance of the Trust’s outside legal counsel, reviewed the individual Sub-Advisory Agreements between the Adviser and each of the Sub-Advisers. The Trustees reviewed the due diligence materials provided by the Adviser for each Sub-Adviser, including each Sub-Adviser’s Form ADV and also reviewed: (i) the nature and quality of the investment advisory services to be provided by each Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) each Sub-Adviser’s brokerage and soft dollar practices; (iv) each Sub-Adviser’s investment strategies and style of investing; and (v) the performance history of the Sub-Advisers with respect to accounts or funds similar to the Fund. In considering the Sub-Advisory Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Sub-Advisers to the Fund. For each Sub-Adviser, the Trustees considered the information provided by the Adviser with respect to each Sub-Adviser’s qualifications and experience in managing the type of strategies for which each Sub-Adviser is being engaged with respect to the Fund. The Trustees reviewed each Sub-Adviser’s compliance policies and procedures, including each Sub-Adviser’s code of ethics, and noted that the Trust had been provided with certifications that the Sub-Advisers’ codes of ethics and compliance policies and procedures contained provisions complying with applicable legal requirements and reasonably necessary to prevent their “access persons” from engaging in legally prohibited conduct and to address conflicts of interest. The Trustees concluded that the Sub-Advisers had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services to be provided to the Fund by the Sub-Advisers were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE SUB-ADVISERS.

The Trustees did not consider the investment performance of the Fund because, as a new fund, it has no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the staffs of the Sub-Advisers as set forth in their respective Forms ADV and the Fund’s prospectus and statement of additional information as well as information concerning the performance history of the Sub-Advisers with respect to accounts or funds similar to the Fund. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio under the supervision of the Adviser.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISERS.

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each to be paid by the Adviser out of its advisory fees and not by the Fund. The Trustees also believed, based on information that the Adviser provided, that each Sub-Advisory Agreement had been negotiated at arm’s-length between the Adviser and the Sub-Advisers. During the course of discussions between the Trustees and representatives of the Adviser, including a discussion between the Trustees and Mr. Jorgensen on September 20, 2007, the Adviser confirmed to the Trustees that the sub-advisory fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them. Since all sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee. Consequently, the Trustees did not consider the costs of services provided by the Sub-Advisers or their profitability from their relationship with the Fund because the Trustees did not consider these factors as relevant. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to the Sub-Advisers were reasonable in light of the services to be provided by them.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROW.

Since the sub-advisory fees are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Sub-Advisers (other than sub-advisory fees) from their association with the Fund. The Trustees concluded that the benefits that the Sub-Advisers may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

6.	CONCLUSIONS WITH RESPECT TO THE SUB-ADVISORY AGREEMENTS.

The Trustees considered all of the foregoing factors. In considering the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each of the Sub-Advisers. Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements as being in the best interests of the Fund and its shareholders.

ASCENTIA ALTERNATIVE STRATEGIES FUND

Additional Information

(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-506-7390.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	20	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	20	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

ASCENTIA ALTERNATIVE STRATEGIES FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	20	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Vice President/Treasurer	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Michael McVoy 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Chief Compliance Officer	Indefinite Term; Since August, 2008	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2002–present);	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Ascentia Alternative Strategies Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Ascentia Alternative Strategies Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ASCENTIA ALTERNATIVE STRATEGIES FUND

Investment Adviser	Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	11/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	11/5/08

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date	11/5/08